STATEMENTS OF STOCKHOLDERS’ DEFICIT - USD ($)	Capital Stock	Additional Accumulated Capital	Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2013	10,368,500
Beginning balance, amount at Dec. 31, 2013	$ 10,369	$ 110,533	$ (572,014)	$ (451,112)
Net loss for the year ended			(88,663)	(88,663)
Ending balnce, shares at Dec. 31, 2014	10,368,500
Ending balnce, amount at Dec. 31, 2014	$ 10,369	110,533	(660,677)	(539,775)
Shares issued , shares	300,500,000
Shares issued , amount	$ 300,500			300,500
Debt settlement on ownership change		302,816		302,816
Net loss for the year ended			167,575	$ 167,575
Ending balnce, shares at Dec. 31, 2015	310,868,500			310,868,500
Ending balnce, amount at Dec. 31, 2015	$ 310,869	413,349	(493,102)	$ 231,116
Net loss for the year ended			(52,664)	$ (52,664)
Ending balnce, shares at Dec. 31, 2016	310,868,500			310,868,500
Ending balnce, amount at Dec. 31, 2016	$ 310,869	$ 413,349	$ (544,766)	$ 178,452